TRADE ACCOUNTS RECEIVABLE, NET	6 Months Ended
Dec. 31, 2020
TRADE ACCOUNTS RECEIVABLE, NET
TRADE ACCOUNTS RECEIVABLE, NET

NOTE 4. TRADE ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	June 30,	December 31,	December 31,
	2020	2020	2020
Third Parties	RMB	RMB	U.S. Dollars
Trade accounts receivable	¥53,752,527	¥37,746,154	$5,778,080
Allowance for doubtful accounts	(5,508,512)	(2,275,086)	(348,263)
Total third-parties, net	¥48,244,015	¥35,471,068	$5,429,817

	June 30,	December 31,	December 31,
	2020	2020	2020
Related Party	RMB	RMB	U.S. Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd.	¥3,409,912	¥—	$—
Allowance for doubtful accounts	(340,992)	—	—
Total related-party, net	¥3,068,920	¥—	$—

Provision made for doubtful accounts of accounts receivables due to third party was ¥59,638 for the six months ended December 31, 2019. Net recovery of provision made for doubtful accounts of accounts receivable due from third parties was ¥3,093,347 ($473,523) for the six months ended December 31, 2020, which was mainly due to the collection of long outstanding account receivables.

No provision made for doubtful accounts of accounts receivable due from related-party for the six months ended December 31, 2019. Net recovery of provision made for doubtful accounts of accounts receivable due from related-party was ¥340,992 ($52,198) for the six months ended December 31, 2020. The Company records allowance for doubtful accounts of related-party according to its general accounting policy, while the Company also makes great efforts to prevent any not-collection of receivables from related party. The outstanding balance as of June 30, 2020 was fully collected during the six months ended December 31, 2020.

Movement of allowance for doubtful accounts is as follows:

	June 30,	December 31,	December 31,
	2020	2020	2020
	RMB	RMB	U.S. Dollars
Beginning balance	¥3,645,334	¥5,849,504	$895,428
Charge to (reversal of) expense	2,204,170	(3,434,339)	(525,721)
Less: write-off	—	(140,079)	(21,444)
Ending balance	¥5,849,504	¥2,275,086	$348,263